Financial instruments (Details 8) - Dec. 31, 2023 R$ in Millions, $ in Millions	USD ($)	BRL (R$)
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	$ 2,228	R$ 10,786
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	22	107
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	23	111
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	308	1,491
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	225	1,089
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	525	2,542
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	525	2,542
Later Than Seven Years And Not Later Than Eight Years [Member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	300	1,452
Later Than Eight Years And Not Later Than Nine Years [Member]
IfrsStatementLineItems [Line Items]
Designated and unrealized sales nominal value	$ 300	R$ 1,452